Shareholder Report, Average Annual Return (Details) 197678_Rockefeller Climate Solutions Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	52 Months Ended	60 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	7.22%	9.62%	4.97%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	18.21%	11.41%	11.97%